Share Option and Warrants Reserve - Summary of Changes in Share Option and Warrants Reserve (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Options And Warrants Reserve [Abstract]
Number of share options and warrants outstanding		2,854,744	3,345,354	2,259,744
Number of share options granted		4,186,770
Number of share options forfeited		(20,000)
Number of share warrants & share options issued			745,000
Number of share warrants exercised	(115,000)		(115,000)
Number of share warrants cancelled and replaced with new shares			(985,610)
Number of share warrants issued				1,085,610
Number of share warrants repurchased			(135,000)
Number of share options and warrants outstanding		7,021,514	2,854,744	3,345,354
Beginning balance		$ 296	$ 621	$ 129
Share options and warrants expense		640
Share options granted		645
Share options forfeited		(8)
Share warrants issued				476
Modification of share warrants		869		16
Share warrants & share options issued			220
Share warrants exercised			(2)
Share warrants cancelled and replaced with new shares			(541)
Share warrants repurchased			(2)
Ending balance		$ 2,442	$ 296	$ 621